Income Taxes (Tables)	12 Months Ended
Dec. 31, 2011
Income Taxes
Schedule of domestic and foreign loss before provision for income taxes

	December 31, 2011	December 31, 2010
Domestic	(11,252)	(2,207)
Foreign	(4,944)	(5,563)

Total	(16,196)	(8,270)

Schedule of components of income tax expense

	December 31, 2011	December 31, 2010
Income tax provision:
Current:
United States and state	(115)	—
Foreign	—	(670)
Deferred:
United States and state	—	—
Foreign	—	—

Total income tax (benefit) expense	(115)	(670)

Summary showing actual income tax expense differing from statutory federal income tax benefit

	December 31, 2011	December 31, 2010
Statutory federal income tax benefit	(5,555)	(2,812)
State tax benefit, net of federal taxes	(727)	(417)
Foreign tax	199	225
R&D tax credit rebate	(265)	(670)
Valuation allowance increase	6,121	3,033
Other	112	(29)

Total income tax (benefit) expense	(115)	(670)

Schedule of components of deferred taxes

	December 31, 2011	December 31, 2010
Deferred tax assets (liabilities):
Accrued expenses	115	120
Stock based compensation	658	385
Capitalized patent costs	126	140
Deferred rent	78	—
Fixed assets	(76)	—
R&D credits	150	—
Other	7	7
Net operating losses	22,357	16,210

	23,415	16,862
Less: valuation allowance	(23,415)	(16,862)

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